SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - Bitech Mining [Member]	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash	$ 16,218
Accounts receivable	2,271
Total assets:	18,489
Accounts Payable	45,370
Related Party Note Payable	395,000
Total liabilities	440,370
Net (Liabilities) assumed	$ (421,881)